Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 845,329	¥ 882,018
Financial effect of collateral and other credit enhancements	¥ 281,382	¥ 325,896